Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other liabilities
Guarantee liabilities	¥ 83,880	$ 13,163	¥ 146,183
Payroll and welfare payable	70,788	11,108	87,109
Payable to advancing service providers	54,832	8,604	8,716
Accrued operation and other expense	18,333	2,877	19,427
Payable to investors of P2P loan business	12,878	2,021
Other taxes payable	10,358	1,625	24,536
Accrued marketing expenses	10,028	1,574	19,245
Prepaid service fee	8,333	1,308	8,333
Others	31,650	4,966	52,471
Total	¥ 301,080	$ 47,246	¥ 366,020